Cost of sales (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Cost Of Sales [Abstract]
Summary of Cost of Sales

Cost of sales is analysed as follows:

	2020	2019	2018
Opening inventories	69,685	84,227	91,077
Purchases of raw materials	105,643	122,728	158,172
Purchases of finished products	15,161	16,477	19,419
Labour costs	71,937	86,209	89,827
Third party manufacturers costs	2,829	3,919	6,039
Other manufacturing costs	24,997	29,519	29,004
Government grants related to PPE	(1,192)	(1,463)	(1,061)
Closing inventories	(63,909)	(69,685)	(84,227)
Total	225,151	271,931	308,250